Fee and commission expenses (Tables)	12 Months Ended
Dec. 31, 2017
Fee and commission expenses
Schedule of fee and commission expense

	2015	2016	2017

Credit and debit cards	1,895	2,894	3,250
Checks and others	23	26	25
Collections and transactional services	123	158	226
Fund management	25	4	2
Capital markets and securities activities	102	135	199
Financial advisory services	—	16	6
Other fees and commissions	1,337	1,597	1,795
	3,505	4,830	5,503